Goodwill and Intangibles Level 4 (Details) - Rollforward of Goodwill (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 169	$ 167
Foreign Currency Translation	0	2
Goodwill, Ending Balance	112	169
Goodwill, Impaired, Accumulated Impairment Loss	(57)	0
EPCD [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	90	90
Foreign Currency Translation	1	0
Goodwill, Ending Balance	34	90
Goodwill, Impaired, Accumulated Impairment Loss	(57)	0
FPD [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	79	77
Foreign Currency Translation	(1)	2
Goodwill, Ending Balance	78	79
Goodwill, Impaired, Accumulated Impairment Loss	$ 0	$ 0